Borrowings	6 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

26         Borrowings

	31 December	30 June	31 December
	2022	2022	2021
	£’000	£’000	£’000
Senior secured notes	350,626	347,173	312,318
Secured term loan facility	185,028	183,192	164,734
Revolving credit facilities	200,000	100,000	100,000
Accrued interest on senior secured notes and revolving credit facilities	6,246	5,757	5,185
	741,900	636,122	582,237
Less: non-current portion
Senior secured notes	350,626	347,173	312,318
Secured term loan facility	185,028	183,192	164,734
Non-current borrowings	535,654	530,365	477,052
Current borrowings	206,246	105,757	105,185

26         Borrowings (continued)

The senior secured notes of £350,626,000 (30 June 2022: £347,173,000; 31 December 2021: £312,318,000) is stated net of unamortized issue costs amounting to £2,354,000 (30 June 2022: £2,591,000; 31 December 2021: £2,823,000). The outstanding principal amount of the senior secured notes is $425,000,000 (30 June 2022: $425,000,000; 31 December 2021: $425,000,000). The senior secured notes have a fixed coupon rate of 3.79% per annum and interest is paid semi-annually. The senior secured notes mature on 25 June 2027.

The senior secured notes were issued by our wholly owned subsidiary, Manchester United Football Club Limited, and are guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited and MU Finance Limited and are secured against substantially all of the assets of those entities and Manchester United Football Club Limited. These entities are wholly owned subsidiaries of Manchester United plc.

The secured term loan facility of £185,028,000 (30 June 2022: £183,192,000; 31 December 2021: £164,734,000) is stated net of unamortized issue costs amounting to £1,850,000 (30 June 2022: £1,979,000; 31 December 2021: £2,107,000). The outstanding principal amount of the secured term loan facility is $225,000,000 (30 June 2022: $225,000,000; 31 December 2021: $225,000,000). The secured term loan facility attracts interest of US dollar LIBOR plus an applicable margin of between 1.25% and 1.75% per annum and interest is paid monthly. The remaining balance of the secured term loan facility is repayable on 6 August 2029, although the Group has the option to repay the secured term loan facility at any time before then.

The secured term loan facility was provided to our wholly owned subsidiary, Manchester United Football Club Limited, and is guaranteed by Red Football Limited, Red Football Junior Limited, Manchester United Limited, MU Finance Limited and Manchester United Football Club Limited and is secured against substantially all of the assets of each of those entities. These entities are wholly owned subsidiaries of Manchester United plc.

The Group also has £200,000,000 (30 June 2022: £100,000,000; 31 December 2021: £100,000,000) in outstanding loans and £100,000,000 (30 June 2022: £200,000,000; 31 December 2021: £100,000,000) in borrowing capacity under our revolving facilities. £150,000,000 of the facilities terminate on 4 April 2025 and the remainder terminates on 25 June 2027.

The Group has complied with all covenants under its revolving facilities, the secured term loan facility and the note purchase agreement governing the senior secured notes during the 2022 and 2021 reporting period.